Significant Accounting Policies (Details) - Schedule of currency exchange rates that impact	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Thai Baht [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates that impact [Line Items]
Period End Rate	0.0283		0.03
Average Rate	0.0295	0.0325
Hong Kong Dollar [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates that impact [Line Items]
Period End Rate	0.1282		0.1282
Average Rate	0.1282	0.1282
Chinese Renminbi [Member]
Significant Accounting Policies (Details) - Schedule of currency exchange rates that impact [Line Items]
Period End Rate	0.1493
Average Rate	0.1544